Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on February 1, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 155	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 156	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68154-1150

Attention:  Andrew Rogers

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	James Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b).

(X) on February 22, 2016 pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

(  ) on (date) pursuant to paragraph (a)(1).

( ) 75 days after filing pursuant to paragraph (a)(2).

(  ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 153 to its Registration Statement until February 22, 2016. Post-Effective Amendment No. 153 to the Trust’s Registration Statement relates to the JNF SSgA Retirement Income Portfolio. Parts A, B and C of Registrant’s Post-Effective Amendment No. 153 under the Securities Act of 1933 and Amendment No. 154 under the Investment Company Act of 1940, filed on November 20, 2015, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 1st day of February 2016.

                                   NORTHERN LIGHTS VARIABLE TRUST

                                    (Registrant)

By: Andrew Rogers,

President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	February 1, 2016
Gary Lanzen*	Trustee	February 1, 2016
Anthony Hertl*	Trustee& Chairman	February 1, 2016
Mark Taylor*	Trustee	February 1, 2016
Mark D. Gersten*	Trustee	February 1, 2016
Mark Garbin*	Trustee	February 1, 2016
Andrew Rogers*	President, Principal Executive Officer and Trustee	February 1, 2016
Kevin Wolf*	Treasurer and Principal Accounting Officer	February 1, 2016

By:                                     Date:

/s/ James P. Ash, Esq.      February 1, 2016

James Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney